Risk Management and Report - Schedule of Potential Profit and Loss Impact on FVOCI portfolio (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Schedule of Potential Profit and Loss Impact on FVOCI portfolio [Abstract]
CLP Debt Instrument	$ (45,843)
CLF Debt Instrument	(80,393)
Interest rate US SOFR	11
Banking spread	(4,515)
Corporative spread	1,719
Total	$ (129,021)